Income Taxes - Reconciliation of Net Tax Provision to Income (Loss) Before Income Tax (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of analysis of single amount of discontinued operations [line items]
Loss from continuing operations before tax	$ (3,383,896)	$ (330,649)
Combined federal and provincial rate	27.00%	27.00%
Expected tax recovery from continuing operations	$ (913,652)	$ (89,275)
Expected tax recovery from continuing operations	(115)	2,984
Foreign exchange	(373)	0
Non-deductible expenses	20,081	34,552
Non-deducible (non-taxable) portion of capital items	20,839	(11,344)
Non-deducible loss on conversion of debt	46,598	0
Goodwill and other impairment items	659,980	0
Tax impact on divestitures	(5,170)	0
Difference in statutory tax rate	17,414	(665)
Effect of change in tax rates	711	3,793
Changes in deferred tax benefits not recognized	70,284	30,046
Income tax recovery from continuing operations	(83,403)	(29,909)
Tax expense (income) relating to gain (loss) on discontinuance	500	(1,300)
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Tax recovery from sale of discontinued operations	$ 0	$ 0